Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Derivative Instruments

The following table summarizes notional and fair value amounts of derivative instruments outstanding as of March 31, 2012 and 2013. The fair value of derivatives is not offset against the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement in the consolidated balance sheets as well as the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2012	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	886,354	—	9,789	—	9,453
Foreign exchange contracts	83,984	—	2,582	15	2,559
Equity-related contracts	4,796	—	145	—	180
Credit-related contracts	6,984	—	59	—	36
Other contracts	727	—	61	—	46

Total	982,845	—	12,636	15	12,274

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2013	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	854,698	—	10,350	—	10,018
Foreign exchange contracts	118,708	—	3,099	10	2,973
Equity-related contracts	3,419	—	182	—	177
Credit-related contracts	5,266	—	59	—	44
Other contracts	522	—	38	—	27

Total	982,613	—	13,728	10	13,239

Notes:

(1)	Notional amount represents the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Schedule of Net Investment Hedges, Statements of Financial Performance and Financial Position, Location

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2011, 2012 and 2013:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2011		2012		2013
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	43,740	5,168	8,024	1,666	(65,851)	(2,908)

Total	43,740	5,168	8,024	1,666	(65,851)	(2,908)

Note:	Related to the effective portion of net investment hedges, Accumulated other comprehensive income (loss) of ¥(1,144) million, ¥1,893 million and ¥13,858 million were reclassified to earnings for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Disclosure of Credit Derivatives

The following table summarizes notional and fair value amounts of credit derivatives at March 31, 2012 and 2013:

	2012		2013
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written
Investment grade	2,072	(2)	1,810	1
Non-investment grade	1,303	2	652	1

Total	3,375	—	2,462	2

Credit protection purchased	3,651	23	2,870	13

Note:

Rating scale is based upon either external ratings or internal ratings. The lowest investment grade is considered to be BBB- or the corresponding internal rating, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Notional And Credit Risk Amounts Of Outstanding Derivative Positions Disclosure

The following table shows the maximum potential amount of future payment for credit protection written by expiration period at March 31, 2012 and 2013:

	Maximum payout/Notional amount
	2012	2013
	(in billions of yen)
One year or less	1,422	620
After one year through five years	1,896	1,720
After five years	57	122

Total	3,375	2,462

Note:	The maximum potential amount of future payment is the notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the Group’s right of collection over the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Fair Value Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2011, 2012 and 2013:

	Gains (losses) recorded in income
2011	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(1,191)	996	—	(195)

Total	(1,191)	996	—	(195)

	Gains (losses) recorded in income
2012	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(214)	150	—	(64)
Equity-related contracts	(285)	278	—	(7)

Total	(499)	428	—	(71)

	Gains (losses) recorded in income
2013	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	44	(81)	—	(37)
Equity-related contracts	352	(394)	—	(42)

Total	396	(475)	—	(79)

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2011, 2012 and 2013:

	Gains (losses) recorded in income
	2011	2012	2013
	(in millions of yen)
Interest rate contracts (1)	250,222	261,632	219,422
Foreign exchange contracts	(105,504)	(146,258)	(91,300)
Equity-related contracts (1)	11,223	(7,143)	(59,421)
Credit-related contracts (2)	(15,220)	(5,575)	(6,877)
Other contracts	1,943	283	(2,378)

Total	142,664	102,939	59,446

Notes:

(1)	Net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
(2)	Amounts include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively.